Non-controlling interest - Schedule of reconciliation of non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
Beginning balance	$ 9,162	$ 0
Sale of non-controlling interest	0	9,937
Net income (loss) attributable to NCI	(2,015)	(775)
Ending balance	$ 7,147	$ 9,162